ACCOUNTS RECEIVABLE, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Schedule of accounts receivables

Components of accounts receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivables - current	23,347,412	14,458,262
Allowance for credit losses - current	(685,231)	(829,410)
Accounts receivable, net - current	22,662,181	13,628,852

Summary of allowance for credit losses related to accounts receivable

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	323,071	584,127	685,231
Addition	394,285	181,771	257,924
Reversal	(114,770)	(76,956)	(113,745)
Write off	(18,459)	(3,711)	—
At end of year	584,127	685,231	829,410

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	562	—	—
Reversal	(562)	—	—
At end of year	—	—	—